Note 5 - Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	As of:
	March 31,	March 31,
	2024	2023
Land and land improvements	$49,627	$46,978
Buildings and improvements	236,141	214,110
Machinery and equipment	457,433	421,067
Office equipment, furniture, vehicles and computer software	14,971	11,738
Construction in progress	14,450	40,539
Property, plant and equipment, cost	772,622	734,432
Less: accumulated depreciation	(467,606)	(433,220)
Property, plant and equipment, net	$305,016	$301,212